Document and Entity Information	Oct. 28, 2026
Cover [Abstract]
Entity Registrant Name	HPS Real Assets Lending Company LP
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0002089975
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Incorporation State Country Code	DE
Entity File Number	000-056811
Entity Tax Identification Number	39-4607136
Entity Address, Address Line One	40 West 57th Street
Entity Address, Address Line Two	33rd Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	287-6767
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false